Equity (Details 1) - Stock Options [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Expected life	5 years	5 years	5 years
Expected volatility in market price of shares	50.00%	50.00%
Expected dividend yield	0.00%	0.00%	0.00%
Expected forfeiture rate	15.00%	15.00%	15.00%
Minimum [member]
Statement Line Items [Line Items]
Risk-free interest rate	2.07%	1.08%	0.53%
Expected volatility in market price of shares			40.00%
Maximum [member]
Statement Line Items [Line Items]
Risk-free interest rate	2.47%	1.90%	1.35%
Expected volatility in market price of shares			50.00%